Commodity risk management contracts (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Realized (loss) gain on commodity risk management contracts	$ (2,148)	$ 514	$ 0
Unrealized loss on commodity risk management contracts	(13,300)	(3,068)	0
Total	$ (15,448)	$ (2,554)	$ 0